Long-Term Debt (Amounts Outstanding Related To Commercial Paper Program) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Total program authorized	$ 1,200,000,000.0	$ 1,200,000,000.0
Commercial paper outstanding (classified as long-term debt)	0	(61,500,000)
Letters of credit issued under the credit facility	0	0
Total program usage	0	(61,500,000)
Total program available	$ 1,200,000,000.0	$ 1,138,500,000